DISTRIBUTIONS DISTRIBUTIONS (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2022		Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	[1]	$ 338		$ 287	$ 676	$ 574
Total Distributions		354		305	711	608
Preferred unitholders capital
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners		$ 12		$ 18	$ 27	$ 34
Dividends recognised as distributions to owners per share (in dollars per share)		$ 0.27		$ 0.27	$ 0.53	$ 0.52
Perpetual subordinated notes
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners		$ 4		$ 0	$ 8	$ 0
Dividends recognised as distributions to owners per share (in dollars per share)		$ 0.21		$ 0	$ 0.42	$ 0
Limited partners’ capital
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	[1]	$ 165		$ 151	$ 330	$ 302
Dividends recognised as distributions to owners per share (in dollars per share)		$ 0.36		$ 0.34	$ 0.72	$ 0.68
General Partner
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners		$ 61		$ 50	$ 122	$ 100
Dividends recognised as incentive distributions to owners		60		50	120	100
Redeemable Partnership Units held by Brookfield
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	[1]	$ 69		$ 62	$ 138	$ 124
Dividends recognised as distributions to owners per share (in dollars per share)		$ 0.36		$ 0.34	$ 0.72	$ 0.68
Non-controlling interest – BIPC exchangeable shares
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	[1]	$ 40		$ 23	$ 80	$ 46
Dividends recognised as distributions to owners per share (in dollars per share)		$ 0.36		$ 0.34	$ 0.72	$ 0.68
Non-controlling Interest - Exchange LP Units, equity
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	[1]	$ 3	[2]	$ 1	$ 6	$ 2
Dividends recognised as distributions to owners per share (in dollars per share)		$ 0.36		$ 0.34	$ 0.72	$ 0.68

[1]	Refer to Note 17 Distributions.
[2]	Refer to Note 5 Disposition of Businesses.